Buffalo Large Cap Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 91.44%
		Communication Services - 5.86%
		Interactive Media & Services - 5.86%
56,900		Alphabet, Inc. - Class A (a)	5,020,287

		Total Communication Services (Cost $1,596,150)	5,020,287

		Consumer Discretionary - 12.18%
		Automobiles - 0.46%
3,245		Tesla, Inc. (a)	399,719

		Hotels, Restaurants & Leisure - 2.01%
2,950		McDonald’s Corp.	777,414
7,390		Yum! Brands, Inc.	946,511
			1,723,925
		Internet & Direct Marketing Retail - 4.87%
49,700		Amazon.com, Inc. (a)	4,174,800

		Specialty Retail - 2.61%
1,100		O’Reilly Automotive, Inc. (a)	928,433
2,175		The Home Depot, Inc.	686,995
7,795		The TJX Companies, Inc.	620,482
			2,235,910
		Textiles, Apparel & Luxury Goods - 2.23%
1,550		lululemon athletica, Inc. (a)	496,589
3,600		LVMH Moet Hennessy Louis Vuitton SE - ADR (b)	521,532
5,260		NIKE, Inc. - Class B	615,473
16,175		On Holding AG - ADR (a)(b)	277,563
			1,911,157
		Total Consumer Discretionary (Cost $6,342,231)	10,445,511

		Consumer Staples - 4.43%
		Beverages - 1.04%
14,050		The Coca Cola Co.	893,721

		Food & Staples Retailing - 2.60%
2,775		Costco Wholesale Corp.	1,266,787
5,350		Sysco Corp.	409,008
3,875		Walmart, Inc.	549,436
			2,225,231
		Household Products - 0.79%
4,475		The Procter & Gamble Co.	678,231

		Total Consumer Staples (Cost $3,814,975)	3,797,183

		Energy - 2.33%
		Energy Equipment & Services - 0.67%
10,700		Schlumberger Ltd. - ADR (b)	572,022

		Oil, Gas & Consumable Fuels - 1.66%
7,075		APA Corp.	330,261
4,550		EOG Resources, Inc.	589,316
3,575		Hess Corp.	507,007
			1,426,584
		Total Energy (Cost $1,822,098)	1,998,606

		Financials - 3.50%
		Capital Markets - 1.46%
1,025		MSCI, Inc.	476,799
2,325		S&P Global, Inc.	778,736
			1,255,535
		Insurance - 2.04%
3,200		Aon PLC - ADR (b)	960,448
4,175		Arthur J. Gallagher & Co.	787,154
			1,747,602
		Total Financials (Cost $2,225,647)	3,003,137

		Health Care - 16.67%
		Biotechnology - 1.49%
1,080		Alnylam Pharmaceuticals, Inc. (a)	256,662
3,525		Vertex Pharmaceuticals Inc. (a)	1,017,950
			1,274,612
		Health Care Equipment & Supplies - 4.82%
16,825		Boston Scientific Corp. (a)	778,493
2,550		Danaher Corp.	676,821
5,725		Edwards Lifesciences Corp. (a)	427,142
1,425		Insulet Corporation (a)	419,506
5,325		Medtronic, PLC - ADR (b)	413,859
3,450		Stryker Corp.	843,490
4,500		Zimmer Biomet Holdings, Inc.	573,750
			4,133,061
		Health Care Providers & Services - 4.79%
3,375		HCA Healthcare, Inc.	809,865
6,220		UnitedHealth Group, Inc.	3,297,720
			4,107,585
		Life Sciences Tools & Services - 2.39%
2,275		ICON PLC. - ADR (a)(b)	441,919
1,650		Illumina, Inc. (a)	333,630
22,615		Stevanato Group SpA - ADR (b)	406,391
1,575		Thermo Fisher Scientific, Inc.	867,337
			2,049,277
		Pharmaceuticals - 3.18%
9,925		AstraZeneca PLC - ADR (b)	672,915
2,650		Eli Lilly & Co.	969,476
9,075		Sanofi - ADR (b)	439,502
4,400		Zoetis, Inc.	644,820
			2,726,713
		Total Health Care (Cost $12,569,563)	14,291,248

		Industrials - 8.23%
		Aerospace & Defense - 1.90%
1,550		Lockheed Martin Corp.	754,060
1,600		Northrop Grumman Corp.	872,976
			1,627,036
		Commercial Services & Supplies - 0.78%
4,250		Waste Management, Inc.	666,740

		Electrical Equipment - 0.95%
5,175		Eaton Corp PLC - ADR (b)	812,216

		Industrial Conglomerates - 1.38%
5,525		Honeywell International, Inc.	1,184,007

		Machinery - 1.47%
14,050		Ingersoll Rand, Inc.	734,112
4,775		Xylem, Inc.	527,972
			1,262,084
		Professional Services - 1.05%
17,025		KBR, Inc.	898,920

		Road & Rail - 0.39%
13,750		Uber Technologies, Inc. (a)	340,038

		Trading Companies & Distributors - 0.31%
750		United Rentals, Inc. (a)	266,565

		Total Industrials (Cost $6,005,346)	7,057,606

		Information Technology - 34.88%
		Communications Equipment - 0.89%
6,275		Arista Networks Inc. (a)	761,471

		IT Services - 4.59%
1,775		Accenture PLC - ADR (b)	473,641
1,700		MasterCard, Inc. - Class A	591,141
1,725		Snowflake, Inc. (a)	247,607
12,640		Visa Inc. - Class A	2,626,086
			3,938,475
		Semiconductors & Semiconductor Equipment - 5.11%
8,575		Applied Materials, Inc.	835,033
1,975		ASML Holding NV - NY Shares - ADR (b)	1,079,140
4,750		Entegris, Inc.	311,552
10,775		NVIDIA Corp.	1,574,659
16,275		STMicroelectronics N.V. - NY Shares - ADR (b)	578,902
			4,379,286
		Software - 16.41%
1,070		Adobe, Inc. (a)	360,087
1,625		ANSYS, Inc. (a)	392,584
1,980		CrowdStrike Holdings, Inc. (a)	208,474
850		HubSpot, Inc. (a)	245,760
1,035		Intuit, Inc.	402,843
5,650		Manhattan Associates, Inc. (a)	685,910
37,200		Microsoft Corp.	8,921,304
4,925		Palo Alto Networks, Inc. (a)	687,235
2,820		ServiceNow, Inc. (a)	1,094,921
2,075		Synopsys, Inc. (a)	662,527
2,435		Workday, Inc. (a)	407,449
			14,069,094
		Technology Hardware, Storage & Peripherals - 7.88%
51,980		Apple Inc.	6,753,761

		Total Information Technology (Cost $16,925,126)	29,902,087

		Materials - 3.36%
		Chemicals - 2.71%
1,425		Albemarle Corp.	309,025
14,170		Corteva, Inc.	832,913
3,630		Linde PLC - ADR (b)	1,184,033
			2,325,971
		Construction Materials - 0.65%
14,000		CRH PLC - ADR (b)	557,060

		Total Materials (Cost $2,478,051)	2,883,031

		TOTAL COMMON STOCKS (Cost $53,779,187)	78,398,696

		REITS - 0.47%
		Real Estate - 0.47%
		Equity Real Estate Investment Trusts (REITs) - 0.47%
3,550		Prologis, Inc.	400,192

		Total Real Estate (Cost $449,797)	400,192

		TOTAL REITS (Cost $449,797)	400,192

		EXCHANGE TRADED FUNDS - 0.39%
		Other Investment Pools and Funds - 0.39%
6,725		SPDR S&P Metals & Mining ETF	334,972
		TOTAL EXCHANGE TRADED FUNDS (Cost $391,398)	334,972

		SHORT TERM INVESTMENTS - 7.76%
		Investment Company - 7.76%
6,653,238		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.074% (c)	6,653,238
		Total Investment Company	6,653,238

		TOTAL SHORT TERM INVESTMENTS (Cost $6,653,238)	6,653,238

		Total Investments (Cost ($61,273,620) - 100.06%	85,787,098
		Liabilities in Excess of Other Assets - (0.06)%	(50,238)
		TOTAL NET ASSETS - 100.00%	$85,736,860

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing.
	(b)	Foreign Issued Securities. The total value of these securities amounted to $9,391,143 (10.95% of net assets) at December 31, 2022.
	(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2022. These assets are measured on a recurring basis.

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$78,398,696	-	-	$78,398,696
Real Estate Investment Trusts	$400,192			$400,192
Exchange Traded Funds	334,972	-	-	334,972
Short Term Investments	6,653,238	-	-	6,653,238
Total*	$85,787,098	$-	-	$85,787,098

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

EXCHANGE-TRADED FUNDS
A Fund’s investment in other investment companies may consist of shares of Exchanged Traded Funds (“ETFs”). ETFs are securities whose value tracks a well-known securities index or basket of securities. A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.